Pledged assets (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Financial Instruments Owned and Pledged as Collateral [Table Text Block]
	December 31,	December 31,
(In thousands)	2012	2011
Investment securities available-for-sale, at fair value	$1,606,683	$1,894,651
Investment securities held-to-maturity, at amortized cost	25,000	25,000
Loans held-for-sale measured at lower of cost or fair value	132	5,286
Loans held-in-portfolio covered under loss sharing agreements with the FDIC	452,631	-
Loans held-in-portfolio not covered under loss sharing agreements with the FDIC	8,358,456	8,571,268
Total pledged assets	$10,442,902	$10,496,205